UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended		9 Months Ended
		Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
OPERATING REVENUES
Total Operating Revenues		$ 1,940,346	$ 144,013	$ 6,161,122	$ 367,113
COST OF REVENUES
Total Cost of Revenues		1,695,639	260,700	5,343,534	448,055
Gross profit (loss)		244,707	(116,687)	817,588	(80,942)
Operating expenses:
Selling and marketing		91,950	39,532	327,784	47,692
General and administrative		134,473	157,909	389,899	191,184
Total operating expenses		226,423	197,441	717,683	238,876
Income (loss) from operations		18,284	(314,128)	99,905	(319,818)
Other income (expense) net		(47,030)	0	(22,077)	0
Income (loss) before provision for income taxes		(28,746)	(314,128)	77,828	(319,818)
Provision for income taxes		10,051	1,280	22,023	2,219
Net income (loss)		(38,797)	(315,408)	55,805	(322,037)
Less: net income (loss) attributable to non-controlling interest		11,177	(19,214)	40,430	(19,877)
Net income (loss) attributable to TIANCI INTERNATIONAL, INC.		$ (49,974)	$ (296,194)	$ 15,375	$ (302,160)
Weighted average number of common shares*
Weighted average number of common shares, Basic	[1]	14,781,803	4,419,162	9,138,539	2,451,668
Weighted average number of common shares, Diluted	[1]	14,781,803	4,419,162	9,138,539	2,451,668
Income (loss) per common share attributable to TIANCI INTERNATIONAL, INC.*
Income (loss) per common share attributable to TIANCI INTERNATIONAL, INC, Basic	[1]	$ (0.00)	$ (0.07)	$ 0.00	$ (0.12)
Income (loss) per common share attributable to TIANCI INTERNATIONAL, INC, Diluted	[1]	$ (0.00)	$ (0.07)	$ 0.00	$ (0.12)
Global Logistics Services [Member]
OPERATING REVENUES
Total Operating Revenues		$ 1,921,874	$ 0	$ 5,922,650	$ 0
COST OF REVENUES
Total Cost of Revenues		1,683,283	0	5,218,017	0
Other Revenue [Member]
OPERATING REVENUES
Total Operating Revenues		18,472	144,013	238,472	367,113
COST OF REVENUES
Total Cost of Revenues		$ 12,356	$ 260,700	$ 125,517	$ 448,055

[1]	Shares are presented on a retroactive basis to reflect the reorganization on March 3, 2023